Liquidity and Management's Plans	6 Months Ended
Jun. 30, 2011
Liquidity and Management's Plans [Abstract]
Liquidity and Management's Plans
Note 3 Liquidity and Management's Plans

As reflected in the accompanying unaudited interim financial statements, the Company had a net loss of $1,723,108 and net cash used in operations of $538,421 for the six months ended June 30, 2011.

The Company does not yet have a sustained history of financial stability. Historically the principal source of liquidity has been the issuance of debt and equity securities.

Management believes that the cash balance on June 30, 2011 of approximately $3.1 million, current level of positive working capital, anticipated cash that will be received from expected future sales in late 2011, and additional funds through the issuance of equity securities will be sufficient to sustain operations for the next twelve months. However, there can be no assurance that the plans and actions proposed by management will be successful, that the Company will generate anticipated revenues from the sale of its line of mixed martial arts apparel for the retail market, or that unforeseen circumstances will not require us to seek additional funding sources in the future or effectuate plans to conserve liquidity.